DISCONTINUED OPERATIONS (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Property and equipment net	$ 0	$ 2,081,952
Less accumulated depreciation	0	(176,525)
Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment net	$ 0	802,016
Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment useful lives	5 years
Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment useful lives	20 years
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment net	$ 0	61,000
Vehicles [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment useful lives	5 years
Vehicles [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment useful lives	15 years
Well Development Costs [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment net	$ 0	$ 1,395,461